Leases (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of amounts recognized in profit or loss and in the statement of cash flows
	Year ended December 31,
	2024	2023

Interest expense on lease liabilities	526	274
Depreciation expenses	664	565
Cash outflow for leases	928	778

Schedule of carrying amounts of right-of-use assets and movement
	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2024	6,511	652	7,163
New leases	390	127	517
Adjustments for indexation	221	8	229
Disposals	-	(268)	(268)

Balance as of December 31, 2024	7,122	519	7,641

Accumulated depreciation
Balance as of January 1, 2024	208	257	465
Depreciation and amortization	471	193	664
Capitalized to Leasehold improvements	64	-	64
Disposals	-	(215)	(215)

Balance as of December 31, 2024	743	235	978

Depreciated cost
Balance as of December 31, 2024	6,379	284	6,663

	Buildings	Motor vehicles	Total
Cost
Balance as of January 1, 2023	2,341	550	2,891
New leases	6,460	407	6,867
Adjustments for indexation	78	3	81
Disposals	(2,368)	(308)	(2,676)

Balance as of December 31, 2023	6,511	652	7,163

Accumulated depreciation
Balance as of January 1, 2023	1,342	334	1,676
Depreciation and amortization	334	231	565
Capitalized to Leasehold improvements	59	-	59
Disposals	(1,527)	(308)	(1,835)

Balance as of December 31, 2023	208	257	465

Depreciated cost
Balance as of December 31, 2023	6,303	395	6,698

Schedule of maturity analysis of the Group's lease liabilities
	Buildings	Motor vehicles	Total

Balance as of January 1, 2024	6,346	365	6,711
Repayment of leases liabilities	(728)	(200)	(928)
Effect of changes in exchange rates	(38)	(1)	(39)
New finance lease obligation recognized	368	112	480
Adjustments for indexation	221	8	229
Financial expenses	508	19	527
Disposals-Termination of leases	-	(49)	(49)
Balance as of December 31, 2024	6,677	254	6,931

Current maturities of long-term leases	(273)	(145)	(418)
Lease liability Balance as of December 31, 2024	6,404	109	6,513

	Buildings	Motor vehicles	Total

Balance as of January 1, 2023	1,199	179	1,378
Repayment of leases liabilities	(588)	(190)	(778)
Effect of changes in exchange rates	(19)	2	(17)
New finance lease obligation recognized	6,460	365	6,825
Adjustments for indexation	78	3	81
Financial expenses	257	17	274
Disposals-Termination of leases	(1,041)	(11)	(1,052)
Balance as of December 31, 2023	6,346	365	6,711

Current maturities of long-term leases	(180)	(181)	(361)
Lease liability Balance as of December 31, 2023	6,166	184	6,350